BASIS OF CONSOLIDATION AND INVESTMENTS (Details 9)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Buildings [member]
IfrsStatementLineItems [Line Items]
Average estimated useful lives	28 years	28 years